Leases (Details) - Schedule of Lease Expenses Consolidated Statements of Income and Supplemental Cash Flow Information	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule of Lease Expenses Consolidated Statements of Income and Supplemental Cash Flow Information [Abstract]
Amortization of operating lease ROU assets	$ 666,459	$ 85,124	$ 1,267,957	$ 1,287,745
Interest of operating lease liabilities	16,741		39,243	48,455
Principal elements of lease payments	661,000		1,285,000	1,314,000
Short-term operating lease expenses	1,452,824		681,952	666,585
Non-cash information:
Operating lease ROU assets obtained in exchange for operating lease liabilities	330,526	$ 42,217	878,321	820,002
Modification of lease on operating lease ROU assets and operating lease liabilities				239,305
Extinguishment of ROU assets and operating lease liabilities due to termination of lease				$ 83,620